                                                                       March 13, 2007

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia SPVLI, a modified single premium variable life insurance policy
                  (File no. 333-38119)
                  American Skandia FPVLI, a flexible premium variable life insurance policy
                  (File no. 333-58703)
                  American Skandia Focus, a flexible premium variable life insurance policy
                  (File no. 333-95957)
                  American Skandia Horizon, a flexible premium variable life insurance policy
                  (File no. 333-95959)

Dear Commissioners:

           On behalf of American Skandia Life Assurance Corporation and the American Skandia Life Assurance Life Assurance Corporation
Variable Account F (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that American Skandia has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended December 31, 2006.  As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/07

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-07-051163
Date of Filing:            03/12/07

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-07-000459
Date of Filing:            03/02/07

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0001379491-07-0000240
Date of Filing:            02/28/07

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950134-07-003966
Date of Filing:            02/23/07

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-07-000651
Date of Filing:            03/12/07

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-07-000555
Date of Filing:            03/09/07

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             00011209286-07-000062
Date of Filing:            03/12/07

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-07-048074
Date of Filing:            03/07/07

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel